Stock-Based Compensation Plans - Total Estimated Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Stock-Based Compensation Plans
Effect on net income	$ 16,480	$ 13,667	$ 11,017
Cost of revenues
Stock-Based Compensation Plans
Effect on net income	1,128	940	732
Sales and marketing
Stock-Based Compensation Plans
Effect on net income	5,197	2,468	3,060
Research and development
Stock-Based Compensation Plans
Effect on net income	2,138	1,788	1,419
General and administrative
Stock-Based Compensation Plans
Effect on net income	$ 8,017	$ 8,471	$ 5,806